Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Accrual for legal proceedings	$ 0.5	$ 0.5